Cover	Apr. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 30, 2026
Entity Registrant Name	Latham Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40358
Entity Tax Identification Number	83-2797583
Entity Address, Address Line One	787 Watervliet Shaker Road
Entity Address, City or Town	Latham
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12110
City Area Code	800
Local Phone Number	833-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SWIM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001833197